Summary of Impact of Adopting New Revenue Standard in Consolidated Statements of Income (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncement, Early Adoption [Line Items]
Sales	$ 40,827	$ 36,588
Cost of goods sold	35,055	30,895
Depreciation and amortization	1,278	1,184
Equity income	277	253
Income from operations before income taxes	2,951	2,985
Income taxes	619	741
Net income	2,332	2,244
Income attributable to non-controlling interests	(36)	(48)
Net income attributable to Magna International Inc.	$ 2,296	$ 2,196
Earnings per Common Share:
Basic	$ 6.65	$ 5.91
Diluted	$ 6.61	$ 5.87
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Sales		$ (2,358)
Cost of goods sold		(2,363)
Depreciation and amortization		11
Equity income		8
Income from operations before income taxes		(14)
Income taxes		(3)
Net income		(11)
Income attributable to non-controlling interests		1
Net income attributable to Magna International Inc.		$ (10)
Earnings per Common Share:
Basic		$ (0.02)
Diluted		$ (0.03)